SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
VIE arrangements
Schedule of the name of foreign owned subsidiaries and VIE companies
Name of Foreign Owned Subsidiaries	Name of VIE Companies
Heng Ye	Heng Cheng
Heng Yu Da	Yi Ren Wealth Management

Schedule of movement of liability from quality assurance program

As of January 1, 2016	546,332
Provision at the inception of new loans (Note)	1,598,238
Provision for fraud incident	81,263
Net payment	(754,833)

As of December 31, 2016	1,471,000

Note:Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.

Schedule of estimated useful lives
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Consolidated VIEs
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Assets
Cash and cash equivalents	144,535	433,510	62,438
Restricted cash	453,230	1,114,805	160,565
Accounts receivable	82,993	23,838	3,433
Prepaid expenses and other assets	234,204	398,675	57,421
Amounts due from related parties	86,889	1,678	242
Held-to-maturity investments	30,000	—	—
Available-for-sale investments	—	498,000	71,727
Property, equipment and software, net	4,392	4,427	638
Deferred tax assets	175,862	436,402	62,855

Total assets	1,212,105	2,911,335	419,319

Liabilities
Accounts payable	4,499	13,544	1,951
Amounts due to related parties	3,426	6,907	995
Liabilities from quality assurance program	546,332	1,471,000	211,868
Deferred revenue	117,484	164,318	23,667
Accrued expenses and other liabilities	244,438	507,890	73,151

Total liabilities	916,179	2,163,659	311,632

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Net revenue	196,525	1,316,761	3,237,768	466,336
Net (loss)/income	(27,708)	465,679	1,445,081	208,135

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Net cash (used in)/provided by operating activities	(227,041)	812,496	2,415,204	347,862
Net cash used in investing activities	(3,577)	(35,486)	(471,321)	(67,884)

Consolidated ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Assets
Restricted cash	30,735	103,481	14,904
Prepaid expenses and other assets	1,376	1,056	152
Loans at fair value	221,268	371,033	53,440
Held-to-maturity investments	—	4,896	705

Total assets	253,379	480,466	69,201

Liabilities
Accounts payable	—	147	21
Payable to investors at fair value	252,907	418,686	60,303
Accrued expenses and other liabilities	713	2,895	417

Total liabilities	253,620	421,728	60,741

	For the year ended December 31,
	2015	2016	2016
	RMB	RMB	USD
Net revenue	—	—	—
Net loss	11,333	19,735	2,842

	For the year ended December 31,
	2015	2016	2016
	RMB	RMB	USD
Net cash provided by operating activities	17,984	6,591	949
Net cash used in investing activities	(237,009)	(169,680)	(24,439)
Net cash provided by financing activities	250,000	157,121	22,630